FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - Credit risk management - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross carrying amounts of financial assets represent the maximum credit exposure	$ 1,237.9	$ 742.3
90 days past due
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	4.70%	1.60%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	3.50%	2.80%